CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2018
CAPITAL AND RESERVES
Summary of changes in stock options

	2018		2017
		Weighted		Weighted
		average		average
	Number of	exercise price	Number of	exercise price
	options	(in CAD)	options	(in CAD)
Outstanding, January 1,	6,454,327	$9.32	7,524,727	$9.05
Granted	615,592	10.60	1,067,875	12.83
Exercised	(1,576,500)	6.95	(1,822,025)	9.40
Expired	(882,750)	13.52	(290,000)	14.64
Forfeited	(47,750)	12.72	(26,250)	10.43
Outstanding, December 31,	4,562,919	$9.47	6,454,327	$9.32

Summary of information about stock options outstanding and exercisable

	Share options outstanding		Share options exercisable
				Weighted
	Number of	Weighted	Number of	average
	options	average years	options	exercise price
Exercise prices (in CAD)	outstanding	to expiry	exercisable	(in CAD)
$5.85 - $7.99	1,647,075	1.58	1,647,075	$7.04
$8.00 - $9.99	1,615,469	2.65	1,214,877	9.20
$10.00 - $11.99	130,000	3.13	77,200	10.73
$12.00 - $13.99	1,135,375	3.94	319,530	13.04
$14.00 - $15.99	35,000	2.61	35,000	15.17
Outstanding, December 31, 2018	4,562,919	2.60	3,293,682	$8.59

Summary of weighted average assumptions employed to estimate the fair value of options granted using the Black-Scholes option pricing model

	For the year ended
	December 31,	December 31,
	2018	2017
Risk-free interest rate	2.23%	1.42%
Expected volatility	58.46%	63.63%
Expected life	5 years	5 years
Expected dividend yield	Nil	Nil

Summary of basic and diluted earnings (loss) per share

	For the year ended
	December 31,	December 31,
	2018	2017

Net earnings (loss) for the year	$36,620	$(16,453)

Basic weighted average number of common shares outstanding	182,905,004	181,208,295
Effective impact of dilutive securities:
Share options	955,963	—
Restricted share units	20,950	—

Diluted weighted average number of common shares outstanding	183,881,917	181,208,295

Earnings (loss) per share
Basic	$0.20	$(0.09)
Diluted	$0.20	$(0.09)

RSU's
CAPITAL AND RESERVES
Summary of changes in RSU's

	2018		2017
		Weighted		Weighted
	Number of	average fair	Number of	average fair
	RSU's	value (in CAD)	RSU's	value (in CAD)
Outstanding, January 1,	729,064	$14.41	735,729	$10.65
Granted	481,230	9.78	370,472	12.96
Settled	(385,063)	9.67	(355,648)	13.07
Forfeited	(83,345)	11.16	(21,489)	13.85
Outstanding, December 31,	741,886	$11.31	729,064	$14.41

PSU's
CAPITAL AND RESERVES
Summary of changes in RSU's

	2018		2017
		Weighted		Weighted
	Number of	average fair	Number of	average fair
	PSU's	value (in CAD)	PSU's	value (in CAD)
Outstanding, January 1,	74,140	$14.41	—	$—
Granted	91,945	9.78	74,140	13.08
Outstanding, December 31,	166,085	$11.31	74,140	$14.41

2018 DSU Plan
CAPITAL AND RESERVES
Summary of changes in RSU's

	2018		2017
		Weighted		Weighted
	Number of	average fair	Number of	average fair
	DSU’s	value (in CAD)	DSU’s	value (in CAD)
Outstanding, January 1,	—	$—	—	$—
Granted	117,587	9.78	—	—
Outstanding, December 31,	117,587	$11.57	—	$—